Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Columbia Variable Portfolio - Asset Allocation Fund) | 60-40 S&P 500/Barclays Aggregate Bond
Average Annual Return:
1 Year	11.31%
5 Years	3.81%
10 Years	6.62%
(Columbia Variable Portfolio - Asset Allocation Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Variable Portfolio - Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 1 Shares
Average Annual Return:
1 Year	13.03%
5 Years	2.47%
10 Years	6.89%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 2 Shares
Average Annual Return:
1 Year	12.76%
5 Years	2.27%
10 Years	6.71%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.26%
Life of Fund	6.39%
Inception Date	Sep. 02, 2008
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Average Annual Return:
1 Year	16.18%
Life of Fund	5.74%
Inception Date	Sep. 02, 2008
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Average Annual Return:
1 Year	15.96%
Life of Fund	5.49%
Inception Date	Sep. 02, 2008
(Columbia Variable Portfolio - Small Cap Value Fund) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 1 Shares
Average Annual Return:
1 Year	11.40%
5 Years	3.65%
10 Years	9.69%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.25%
5 Years	3.47%
10 Years	9.52%
(Columbia Variable Portfolio - Small Company Growth Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Average Annual Return:
1 Year	12.00%
5 Years	0.20%
10 Years	7.85%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.71%
5 Years	(0.06%)
10 Years	7.69%
(Columbia Variable Portfolio - Strategic Income Fund) | Barclays U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.82%
5 Years	6.06%
10 Years	5.25%
(Columbia Variable Portfolio - Strategic Income Fund) | 35% Barclays Agg Bond; 35% BofA ML US High Cash; 15% Citigrp Non-US World Gov; 15% JPMorgan Emrg Mkts Bond
Average Annual Return:
1 Year	9.73%
5 Years	8.17%
10 Years	8.21%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 1 Shares
Average Annual Return:
1 Year	12.25%
5 Years	8.00%
10 Years	8.27%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.96%
5 Years	7.78%
10 Years	8.05%